Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per Common Stock – Class A and Class B – basic and diluted	$ (1.50)	$ (2.21)
Weighted average Common shares outstanding – Class A and Class B – basic and diluted	367,254,444	233,390,675